Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000007949 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007949 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007949 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007949 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007949 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000007949 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000007949 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007949 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007950 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007950 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007950 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007950 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007950 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000007950 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000007950 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007950 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007953 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007953 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007953 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007953 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000007953 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000007953 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007953 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007953 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007954 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007954 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007954 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007954 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000007954 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000007954 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007954 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007954 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007955 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000007955 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000007955 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000007955 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000007955 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007955 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007955 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007955 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007956 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000007956 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000007956 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000007956 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000007956 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007956 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007956 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007956 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007957 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007957 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007957 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007957 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007957 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000007957 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000007957 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007957 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007958 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007958 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007958 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007958 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007958 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000007958 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000007958 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007958 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007959 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000007959 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000007959 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007959 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007959 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007959 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007959 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007959 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007960 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000007960 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000007960 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007960 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007960 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007960 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007960 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007960 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007961 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007961 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000007961 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007961 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007961 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007961 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007961 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153132 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153132 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153132 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153132 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153132 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000153132 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000153132 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153132 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153131 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153131 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153131 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153131 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000153131 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000153131 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000153131 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153131 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247740 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247740 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000247740 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000247740 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000247740 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000247740 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247740 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254940 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254940 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254940 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254940 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000254940 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000254940 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000254940 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000254940 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254941 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254941 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000254941 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000254941 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000254941 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254941 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254941 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254941 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%